CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2019	2018
Cash and cash equivalents	$1,394,982	$1,472,423
Current portion of restricted cash	37,390	48,037
Non-current portion of restricted cash	130	129

Total cash, cash equivalents and restricted cash	$1,432,502	$1,520,589